EQUITY - Warrants activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Numbers of Warrants Outstanding, Beginning balance	150,000
Numbers of Warrants Outstanding, Issued	2,000,000	150,000
Numbers of Warrants Outstanding, Exercised	(1,190,629)
Numbers of Warrants Outstanding, Ending balance	959,371	150,000
Weighted Average Exercise Price, Beginning balance (in $/share)	$ 7.50
Weighted Average Exercise Price, Issued (in $/share)	18.00
Weighted Average Exercise Price, Exercised (in $/share)	17.25
Weighted Average Exercise Price, Ending balance (in $/share)	$ 17.28	$ 7.50
Weighted Average Remaining Term (Years)	4 years 4 months 6 days	4 years 3 months 29 days
Representative Warrants
EQUITY
Numbers of Warrants Outstanding, Exercised	(84,651)